Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(8)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy, as of December 31, 2017, no such assets and liabilities as of December 31, 2016:

Fair value measurements at December 31, 2017
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments-Wealth Management products	—	—	37,220	—

The Company values its investments in wealth management products issued by certain banks using quoted subscription/redemption prices published by these banks, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

As of December 31, 2016 and 2017, the Company doesn’t have assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2016:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
Assets:
Long-lived assets	4,745,230			4,745,230	(5,068,028)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2017

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
Assets:
Long-lived assets	3,171,653			3,171,653	(7,085,697)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers and certain machines as well as project assets (note (6)).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, as of December 31, 2016 and 2017, long-lived assets held and used with a total carrying amount of RMB 6,022,603 and RMB 5,213,851 (US$ 801,354), comprised of the carrying amount of project assets of RMB 628,635 (US$ 96,619) and the carrying amount of property, plant and equipment of RMB 4,585,216 (US$ 704,735), were written down to their fair value of RMB 4,745,230 and RMB 3,171,653 (US$ 487,474), comprised of the fair value of project asset of RMB 483,744 (US$ 74,350) and the fair value of property, plant and equipment of RMB 2,687,909 (US$ 413,124), resulting in an impairment charge of RMB 1,277,373 and RMB 2,042,198 (US$ 313,880), representing the difference between total combined carrying amount and combined fair value of these long-lived assets, which was calculated based on Level 3 Inputs and included in “Impairment of long-lived assets” in the Consolidated Statements of Comprehensive Loss.

The Company determined that buildings, machinery and equipment, land use rights and shared assets in all solar production lines (including production lines of ingot, wafer, cell and module, hereafter “Solar Production Lines”) were one asset group and subject to be tested for impairment.

The significant unobservable inputs used in the valuation of the fair value of the asset group subject to impairment are as following:

•
Weighted average cost of capital, or WACC—The WACCs were determined based on a consideration of such factors as risk-free rate, comparative industry risk, equity risk premium, company size and company-specific factors. The Company used WACC of 15% and 14% for year end December 31, 2016 and 2017, respectively, in the discounted cash flow.

•
Comparable companies—In deriving the discounted cash flow and WACCs, which are used as the discount rates under the discounted cash flow, three to four publicly traded solar companies were selected for reference as market participants.

(b)	Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

•
Short-term financial instruments (cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

•
The fair value of past due mid-term notes disclosed approximates to its carrying amount. As a common practice in China, government normally would take collective efforts to protect state-owned banks' benefits from having non-performing assets. The chance that the Company can avoid from paying the debt in full is very remote, and therefore the Company determined that cost of medium term note should be equal to its fair value where no further discount can be applied.

•
Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments with comparable terms. As of December 31, 2016 and 2017, the carrying values of the Company’s long term debt and long-term payable approximate their fair values as all the long-term borrowings carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.